                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21591
                                  ----------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------
Date of fiscal year end:       07-31
                         -------------------------------------------------------
Date of reporting period:      04-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT INCOME PORTFOLIO
APRIL 30, 2006

[american century investments logo and text logo]

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 40.0%
           125,450  Income & Growth Fund
                    Institutional Class                            $   3,956,694
           504,256  Large Company Value Fund
                    Institutional Class                                3,479,366
            11,383  Real Estate Fund Institutional Class                 320,545
            56,956  Small Company Fund
                    Institutional Class                                  621,390
            64,695  Ultra Fund Institutional Class                     1,955,730
           162,622  Value Fund Institutional Class                     1,183,888
            47,585  Vista Fund Institutional Class(2)                    862,240
                                                                 ---------------
                                                                      12,379,853
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 37.1%
           817,195  Diversified Bond Fund
                    Institutional Class                                8,024,855
           184,414  High-Yield Fund Institutional Class                1,176,561
           214,404  Inflation-Adjusted Bond Fund
                    Institutional Class                                2,289,835
                                                                 ---------------
                                                                      11,491,251
                                                                 ---------------
MONEY MARKET FUNDS - 10.0%
         3,074,976  Premium Money Market Fund
                    Investor Class                                     3,074,976
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 7.0%
           162,725  International Bond Fund
                    Institutional Class                                2,172,379
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 5.7%
           153,020  International Growth Fund
                    Institutional Class                                1,770,441
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   30,888,900
                                                                 ---------------
(Cost $30,383,980)

OTHER ASSETS AND LIABILITIES - 0.2%                                       53,133
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  30,942,033
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 30,553,699
                                                                 ===============
Gross tax appreciation of investments                              $    840,591
Gross tax depreciation of investments                                  (505,390)
                                                                 ---------------
Net tax appreciation of investments                                $    335,201
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

3. CORPORATE EVENT

Effective May 15, 2006, My Retirement Portfolios (MRP) were repositioned and rebranded as LIVESTRONG(reg.tm) Portfolios from American Century Investments. At that time, the underlying funds in which MRP invests will be prohibited from investing in securities issued by companies assigned the Global Industry
Classification Standard (GICS) for the tobacco industry. Accordingly, some of the underlying funds will be exchanged for no-tobacco (NT) tracker funds resulting in the funds realizing capital gains (losses).

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                  APRIL 30, 2006
                              JULY 31, 2005   PURCHASE     SALES      REALIZED  DISTRIBUTIONS   SHARE      MARKET
FUND/UNDERLYING FUND          SHARE BALANCE     COST       COST      GAIN(LOSS)   RECEIVED(1)  BALANCE      VALUE
---------------------------------------------------------------------------------------------------------------------
MY RETIREMENT
INCOME PORTFOLIO

Income & Growth Fund
Institutional Class               63,205     $2,402,888  $  450,175  $ (15,237)   $  204,751    125,450   $3,956,694
Large Company Value Fund
Institutional Class              255,484      2,029,468     374,639     (6,572)      105,455    504,256    3,479,366
Real Estate Fund
Institutional Class               36,908        467,772   1,096,139    114,649        38,454     11,383      320,545
Small Company Fund
Institutional Class               28,299        375,034      70,256     (3,771)       49,728     56,956      621,390
Ultra Fund
Institutional Class               33,757      1,161,333     222,800     (4,892)        5,291     64,695    1,955,730
Value Fund
Institutional Class               78,612        759,016     144,889    (12,367)      109,133    162,622    1,183,888
Vista Fund
Institutional Class(2)            26,609        424,682      86,269     (1,108)            -     47,585      862,240
Diversified Bond Fund
Institutional Class              683,389      4,726,637   3,459,801    (93,272)      258,867    817,195    8,024,855
High-Yield Fund
Institutional Class              135,990        623,491     323,984    (11,892)       56,015    184,414    1,176,561
Inflation-Adjusted Bond Fund
Institutional Class               77,632      1,726,589     241,406     (8,933)       49,608    214,404    2,289,835
Premium Money Market Fund
Investor Class                 1,950,577      1,495,319     370,920          -        74,555  3,074,976    3,074,976
International Bond Fund
Institutional Class              142,415      1,285,357   1,086,390    (88,085)       58,662    162,725    2,172,379
International Growth Fund
Institutional Class                    -      1,642,386     105,526        (86)       26,153    153,020    1,770,441

                               -------------------------------------------------------------------------------------
                                            $19,119,972  $8,033,194  $(131,566)   $1,036,672             $30,888,900

                               =====================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2015 PORTFOLIO
APRIL 30, 2006

[american century investments logo and text logo]

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 45.6%
           378,848  Income & Growth Fund
                    Institutional Class                             $ 11,948,865
         1,639,544  Large Company Value Fund
                    Institutional Class                               11,312,854
            51,473  Real Estate Fund
                    Institutional Class                                1,449,480
           204,934  Small Company Fund
                    Institutional Class                                2,235,830
           286,118  Ultra Fund Institutional Class                     8,649,347
           690,470  Value Fund Institutional Class                     5,026,622
           252,423  Vista Fund Institutional Class(2)                  4,573,905
                                                                 ---------------
                                                                      45,196,903
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 34.2%
         2,408,991  Diversified Bond Fund
                    Institutional Class                               23,656,291
           538,991  High-Yield Fund Institutional Class                3,438,763
           629,587  Inflation-Adjusted Bond Fund
                    Institutional Class                                6,723,989
                                                                 ---------------
                                                                      33,819,043
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 9.5%
           233,025  Emerging Markets Fund
                    Institutional Class                                2,157,812
           623,691  International Growth Fund
                    Institutional Class                                7,216,104
                                                                 ---------------
                                                                       9,373,916
                                                                 ---------------
MONEY MARKET FUNDS - 5.4%
         5,377,277  Premium Money Market Fund
                    Investor Class                                     5,377,277
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 5.2%
           386,006  International Bond Fund
                    Institutional Class                                5,153,180
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   98,920,319
                                                                 ---------------
(Cost $96,251,605)

OTHER ASSETS AND LIABILITIES - 0.1%                                      132,712
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 99,053,031
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 96,368,728
                                                                 ===============
Gross tax appreciation of investments                              $  3,585,869
Gross tax depreciation of investments                                (1,034,278)
                                                                 ---------------
Net tax appreciation of investments                                $  2,551,591
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

3. CORPORATE EVENT

Effective May 15, 2006, My Retirement Portfolios (MRP) were repositioned and rebranded as LIVESTRONG(reg.tm) Portfolios from American Century Investments. At that time, the underlying funds in which MRP invests will be prohibited from investing in securities issued by companies assigned the Global Industry
Classification Standard (GICS) for the tobacco industry. Accordingly, some of the underlying funds will be exchanged for no-tobacco (NT) tracker funds resulting in the funds realizing capital gains (losses).

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                  APRIL 30, 2006
                              JULY 31, 2005    PURCHASE      SALES     REALIZED  DISTRIBUTIONS   SHARE      MARKET
FUND/UNDERLYING FUND          SHARE BALANCE      COST        COST     GAIN(LOSS)  RECEIVED(1)   BALANCE      VALUE
---------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO

Income & Growth Fund
Institutional Class               154,555    $ 7,158,090  $  151,874  $ (3,083)   $  450,730     378,848  $11,948,865
Large Company Value Fund
Institutional Class               667,962      6,632,636     137,836    (2,171)      252,234   1,639,544   11,312,854
Real Estate Fund
Institutional Class                82,093      1,245,246   1,944,835   221,431       113,196      51,473    1,449,480
Small Company Fund
Institutional Class                83,960      1,316,208      28,201      (968)      127,165     204,934    2,235,830
Ultra Fund
Institutional Class               120,071      5,159,489     110,129    (1,363)       16,563     286,118    8,649,347
Value Fund
Institutional Class               291,215      2,961,504      74,120    (8,382)      329,651     690,470    5,026,622
Vista Fund
Institutional Class(2)            118,404      2,302,575      53,474      (450)            -     252,423    4,573,905
Diversified Bond Fund
Institutional Class             1,248,070     13,923,938   2,420,411   (76,334)      536,818   2,408,991   23,656,291
High-Yield Fund
Institutional Class               248,403      1,913,634      63,101    (2,304)      116,403     538,991    3,438,763
Inflation-Adjusted Bond Fund
Institutional Class               141,771      5,369,629      69,107    (2,657)       99,685     629,587    6,723,989
Emerging Markets Fund
Institutional Class               126,701      1,078,117     189,817     8,896       209,577     233,025    2,157,812
International Growth Fund
Institutional Class               289,887      3,586,046      80,204      (163)       77,954     623,691    7,216,104
Premium Money Market Fund
Investor Class                  2,166,265      3,278,104      67,092         -        95,962   5,377,277    5,377,277
International Bond Fund
Institutional Class               158,164      3,069,142      73,126    (7,591)      102,175     386,006    5,153,180
                                -------------------------------------------------------------------------------------
                                             $58,994,358  $5,463,327  $124,861    $2,528,113              $98,920,319
                                =====================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2025 PORTFOLIO
APRIL 30, 2006

[american century investments logo and text logo]

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 53.2%
           655,973  Equity Growth Fund
                    Institutional Class                             $ 16,077,898
            54,064  Income & Growth Fund
                    Institutional Class                                1,705,179
         2,527,704  Large Company Value Fund
                    Institutional Class                               17,441,157
            97,579  Real Estate Fund
                    Institutional Class                                2,747,825
           516,022  Small Company Fund
                    Institutional Class                                5,629,800
           550,607  Ultra Fund Institutional Class                    16,644,850
           970,883  Value Fund Institutional Class                     7,068,028
           445,475  Vista Fund Institutional Class(2)                  8,072,007
                                                                 ---------------
                                                                      75,386,744
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.5%
         2,766,433  Diversified Bond Fund
                    Institutional Class                               27,166,373
           631,946  High-Yield Fund Institutional Class                4,031,815
           730,412  Inflation-Adjusted Bond Fund
                    Institutional Class                                7,800,800
                                                                 ---------------
                                                                      38,998,988
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 13.8%
           521,219  Emerging Markets Fund
                    Institutional Class                                4,826,488
         1,271,000  International Growth Fund
                    Institutional Class                               14,705,470
                                                                 ---------------
                                                                      19,531,958
                                                                 ---------------
MONEY MARKET FUNDS - 4.9%
         6,912,349  Premium Money Market Fund
                    Investor Class                                     6,912,349
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 0.5%
            52,429  International Bond Fund
                    Institutional Class                                  699,927
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  141,529,966
                                                                 ---------------
(Cost $133,856,314)

OTHER ASSETS AND LIABILITIES - 0.1%                                      157,551
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $141,687,517
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $133,925,676
                                                                 ===============
Gross tax appreciation of investments                              $  8,853,483
Gross tax depreciation of investments                                (1,249,193)
                                                                 ---------------
Net tax appreciation of investments                                $  7,604,290
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

3. CORPORATE EVENT

Effective May 15, 2006, My Retirement Portfolios (MRP) were repositioned and rebranded as LIVESTRONG(reg.tm) Portfolios from American Century Investments. At that time, the underlying funds in which MRP invests will be prohibited from investing in securities issued by companies assigned the Global Industry
Classification Standard (GICS) for the tobacco industry. Accordingly, some of the underlying funds will be exchanged for no-tobacco (NT) tracker funds resulting in the funds realizing capital gains (losses).

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                   APRIL 30, 2006
                              JULY 31, 2005   PURCHASE      SALES     REALIZED    DISTRIBUTIONS   SHARE      MARKET
FUND/UNDERLYING FUND          SHARE BALANCE     COST        COST     GAIN(LOSS)    RECEIVED(1)   BALANCE      VALUE
-----------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO

Equity Growth Fund
Institutional Class               391,775   $ 7,081,429  $  824,593   $ 15,978      $  164,376    655,973  $ 16,077,898
Income & Growth Fund
Institutional Class                     -     1,729,979       3,621       (119)         69,564     54,064     1,705,179
Large Company Value Fund
Institutional Class             1,358,268     7,828,481      45,323     (1,304)        450,359  2,527,704    17,441,157
Real Estate Fund
Institutional Class               139,097     1,794,954   2,761,284    293,051         237,379     97,579     2,747,825
Small Company Fund
Institutional Class               284,592     2,465,612      18,809     (1,166)        370,603    516,022     5,629,800
Ultra Fund
Institutional Class               305,255     7,502,399      89,068       (713)         36,880    550,607    16,644,850
Value Fund
Institutional Class               493,523     3,487,932      21,749     (2,982)        538,445    970,883     7,068,028
Vista Fund
Institutional Class(2)            250,801     3,244,340      19,234       (447)              -    445,475     8,072,007
Diversified Bond Fund
Institutional Class             1,599,799    12,800,055   1,171,038    (40,534)        684,995  2,766,433    27,166,373
High-Yield Fund
Institutional Class               318,470     2,009,250      10,873       (461)        150,369    631,946     4,031,815
Inflation-Adjusted Bond Fund
Institutional Class               181,692     5,993,644      19,099       (875)        127,746    730,412     7,800,800
Emerging Markets Fund
Institutional Class               322,167     1,912,466     282,109     15,002         536,900    521,219     4,826,488
International Growth Fund
Institutional Class               736,854     5,654,318     111,536        432         181,450  1,271,000    14,705,470
Premium Money Market Fund
Investor Class                  3,669,778     3,260,625      18,054          -         143,749  6,912,349     6,912,349
International Bond Fund
Institutional Class                     -       691,997       1,405        (10)         15,915     52,429       699,927
                                ---------------------------------------------------------------------------------------
                                            $67,457,481  $5,397,795   $275,852      $3,708,730             $141,529,966
                                =======================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2035 PORTFOLIO
APRIL 30, 2006

[american century investments logo and text logo]

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 62.9%
           363,761  Equity Growth Fund
                    Institutional Class                            $   8,915,782
         1,315,047  Large Company Value Fund
                    Institutional Class                                9,073,824
            53,775  Real Estate Fund
                    Institutional Class                                1,514,304
           227,723  Small Company Fund
                    Institutional Class                                2,484,458
           281,496  Ultra Fund Institutional Class                     8,509,624
           574,327  Value Fund Institutional Class                     4,181,101
           258,834  Vista Fund Institutional Class(2)                  4,690,072
                                                                 ---------------
                                                                      39,369,165
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 20.1%
           902,194  Diversified Bond Fund
                    Institutional Class                                8,859,545
           195,915  High-Yield Fund Institutional Class                1,249,938
           231,454  Inflation-Adjusted Bond Fund
                    Institutional Class                                2,471,929
                                                                 ---------------
                                                                      12,581,412
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 16.4%
           364,459  Emerging Markets Fund
                    Institutional Class                                3,374,890
           597,007  International Growth Fund
                    Institutional Class                                6,907,371
                                                                 ---------------
                                                                      10,282,261
                                                                 ---------------
MONEY MARKET FUNDS - 0.5%
           303,454  Premium Money Market Fund
                    Investor Class                                       303,454
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   62,536,292
                                                                 ---------------
(Cost $58,772,001)

OTHER ASSETS AND LIABILITIES - 0.1%                                       46,562
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  62,582,854
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 58,792,641
                                                                 ===============
Gross tax appreciation of investments                              $  4,051,956
Gross tax depreciation of investments                                  (308,305)
                                                                 ---------------
Net tax appreciation of investments                                $  3,743,651
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

3. CORPORATE EVENT

Effective May 15, 2006, My Retirement Portfolios (MRP) were repositioned and rebranded as LIVESTRONG(reg.tm) Portfolios from American Century Investments. At that time, the underlying funds in which MRP invests will be prohibited from investing in securities issued by companies assigned the Global Industry
Classification Standard (GICS) for the tobacco industry. Accordingly, some of the underlying funds will be exchanged for no-tobacco (NT) tracker funds resulting in the funds realizing capital gains (losses).

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                    APRIL 30, 2006
                              JULY 31, 2005    PURCHASE      SALES     REALIZED  DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND          SHARE BALANCE      COST        COST     GAIN(LOSS)   RECEIVED(1)   BALANCE      VALUE
----------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO

Equity Growth Fund
Institutional Class              151,602     $ 5,104,831  $   67,412   $ (1,248)   $   77,631     363,761  $ 8,915,782
Large Company Value Fund
Institutional Class              525,715       5,321,588      67,249       (948)      194,426   1,315,047    9,073,824
Real Estate Fund
Institutional Class               46,111       1,072,943     830,282     70,911       102,098      53,775    1,514,304
Small Company Fund
Institutional Class               94,342       1,423,516      19,553       (676)      133,507     227,723    2,484,458
Ultra Fund
Institutional Class              118,114       5,021,862      68,491     (2,285)       15,413     281,496    8,509,624
Value Fund
Institutional Class              229,177       2,520,003      36,525     (3,545)      257,525     574,327    4,181,101
Vista Fund
Institutional Class(2)           116,408       2,461,834      88,775        170             -     258,834    4,690,072
Diversified Bond Fund
Institutional Class              341,334       5,674,213      69,932     (1,787)      184,751     902,194    8,859,545
High-Yield Fund
Institutional Class               67,923         824,326       8,976       (304)       39,374     195,915    1,249,938
Inflation-Adjusted Bond Fund
Institutional Class               38,763       2,108,137      10,484       (336)       32,409     231,454    2,471,929
Emerging Markets Fund
Institutional Class              178,035       1,758,796     230,728     12,900       310,417     364,459    3,374,890
International Growth Fund
Institutional Class              271,606       3,518,151     121,810        792        70,477     597,007    6,907,371
Premium Money Market Fund
Investor Class                   487,118         301,244     484,908          -        10,376     303,454      303,454
                                 -------------------------------------------------------------------------------------
                                             $37,111,444  $2,105,125    $73,644    $1,428,404              $62,536,292
                                 =====================================================================================

(1) Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2045 PORTFOLIO
APRIL 30, 2006

[american century investments logo and text logo]

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 67.9%
           206,140  Equity Growth Fund
                    Institutional Class                            $   5,052,491
           743,584  Large Company Value Fund
                    Institutional Class                                5,130,729
            34,186  Real Estate Fund
                    Institutional Class                                  962,678
           142,829  Small Company Fund
                    Institutional Class                                1,558,264
           159,160  Ultra Fund Institutional Class                     4,811,407
           324,054  Value Fund Institutional Class                     2,359,113
           147,340  Vista Fund Institutional Class(2)                  2,669,801
                                                                 ---------------
                                                                      22,544,483
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 17.5%
           250,322  Emerging Markets Fund
                    Institutional Class                                2,317,982
           301,879  International Growth Fund
                    Institutional Class                                3,492,740
                                                                 ---------------
                                                                       5,810,722
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 14.5%
           346,901  Diversified Bond Fund
                    Institutional Class                                3,406,568
            75,837  High-Yield Fund Institutional Class                  483,840
            88,441  Inflation-Adjusted Bond Fund
                    Institutional Class                                  944,550
                                                                 ---------------
                                                                       4,834,958
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   33,190,163
                                                                 ---------------
(Cost $30,722,512)

OTHER ASSETS AND LIABILITIES - 0.1%                                       19,168
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  33,209,332
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  30,803,936
                                                                 ===============
Gross tax appreciation of investments                             $   2,550,283
Gross tax depreciation of investments                                  (164,056)
                                                                 ---------------
Net tax appreciation of investments                               $   2,386,227
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

3. CORPORATE EVENT

Effective May 15, 2006, My Retirement Portfolios (MRP) were repositioned and rebranded as LIVESTRONG(reg.tm) Portfolios from American Century Investments. At that time, the underlying funds in which MRP invests will be prohibited from investing in securities issued by companies assigned the Global Industry
Classification Standard (GICS) for the tobacco industry. Accordingly, some of the underlying funds will be exchanged for no-tobacco (NT) tracker funds resulting in the funds realizing capital gains (losses).

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                   APRIL 30, 2006
                              JULY 31, 2005    PURCHASE      SALES     REALIZED   DISTRIBUTIONS   SHARE     MARKET
FUND/UNDERLYING FUND          SHARE BALANCE      COST        COST     GAIN(LOSS)    RECEIVED(1)  BALANCE     VALUE
---------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO

Equity Growth Fund
Institutional Class               97,079     $ 2,672,570  $   85,514   $(1,390)     $ 48,594     206,140  $ 5,052,491
Large Company Value Fund
Institutional Class              336,548       2,794,069      85,476    (1,348)      122,192     743,584    5,130,729
Real Estate Fund
Institutional Class               27,584         607,317     415,925    29,157        71,337      34,186      962,678
Small Company Fund
Institutional Class               70,540         827,060      66,807      (931)       94,403     142,829    1,558,264
Ultra Fund
Institutional Class               75,644       2,621,179      86,658    (2,490)        9,820     159,160    4,811,407
Value Fund
Institutional Class              146,755       1,324,007      44,758    (2,829)      163,172     324,054    2,359,113
Vista Fund
Institutional Class(2)            74,600       1,286,176      78,895       (15)            -     147,340    2,669,801
Emerging Markets Fund
Institutional Class              127,781       1,089,970      91,117     1,191       238,888     250,322    2,317,982
International Growth Fund
Institutional Class              146,045       1,662,700      50,943      (296)       39,823     301,879    3,492,740
Diversified Bond Fund
Institutional Class              147,197       2,055,924      59,709    (1,317)       76,746     346,901    3,406,568
High-Yield Fund
Institutional Class               29,301         303,932       7,678      (249)       16,428      75,837      483,840
Inflation-Adjusted Bond Fund
Institutional Class               16,707         789,663       8,554      (188)       13,426      88,441      944,550
Premium Money Market Fund
Investor Class                   290,954         100,570     391,524         -         3,851           -            -
                                 ------------------------------------------------------------------------------------
                                             $18,135,137  $1,473,558   $19,295      $898,680              $33,190,163
                                 ====================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY CONSERVATIVE
APRIL 30, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 39.6%
           578,824  Diversified Bond Fund
                    Investor Class                                 $   5,684,052
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 25.1%
            29,337  Equity Growth Fund
                    Investor Class                                       718,463
            23,785  Growth Fund Investor Class                           500,199
           147,711  Large Company Value Fund
                    Investor Class                                     1,019,205
            10,244  Real Estate Fund Investor Class                      288,164
            13,141  Small Company Fund
                    Investor Class                                       143,105
            79,555  Value Fund Investor Class                            578,365
            20,418  Vista Fund Investor Class(2)                         363,849
                                                                 ---------------
                                                                       3,611,350
                                                                 ---------------
MONEY MARKET FUNDS - 24.8%
         3,559,860  Prime Money Market Fund
                    Investor Class                                     3,559,860
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 10.3%
           110,635  International Bond Fund
                    Investor Class                                     1,475,871
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   14,331,133
                                                                 ---------------
(Cost $14,238,399)

OTHER ASSETS AND LIABILITIES - 0.2%                                       29,066
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  14,360,199
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 14,339,817
                                                                 ===============
Gross tax appreciation of investments                              $    266,938
Gross tax depreciation of investments                                  (275,622)
                                                                 ---------------
Net tax depreciation of investments                                $     (8,684)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                              APRIL 30, 2006
                         JULY 31, 2005   PURCHASE      SALES     REALIZED    DISTRIBUTIONS   SHARE      MARKET
FUND/UNDERLYING FUND     SHARE BALANCE     COST        COST     GAIN (LOSS)   RECEIVED(1)   BALANCE      VALUE
-----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
VERY CONSERVATIVE

Diversified Bond Fund
Investor Class              391,418     $3,160,677  $1,308,416   $(27,902)      $149,676    578,824   $ 5,684,052
Equity Growth Fund
Investor Class               22,761        365,903     213,176     (1,851)         8,121     29,337       718,463
Growth Fund
Investor Class               11,903        348,762     103,134       (319)         1,261     23,785       500,199
Large Company Value Fund
Investor Class              124,165        534,549     380,290     (2,510)        34,961    147,711     1,019,205
Real Estate Fund
Investor Class                8,158        145,054      89,121     (1,388)        29,750     10,244       288,164
Small Company Fund
Investor Class                9,958         72,765      39,510       (787)        11,645     13,141       143,105
Value Fund
Investor Class               67,880        313,881     235,056     (9,187)        62,683     79,555       578,365
Vista Fund
Investor Class(2)            12,240        205,204      70,118        (22)             -     20,418       363,849
Prime Money Market Fund
Investor Class            2,516,885      1,856,196     813,221          -         83,592  3,559,860     3,559,860
International Bond Fund
Investor Class               72,312        857,435     371,410    (24,978)        33,656    110,635     1,475,871
                          ---------------------------------------------------------------------------------------
                                        $7,860,426  $3,623,452   $(68,944)      $415,345              $14,331,133
                          =======================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): CONSERVATIVE
APRIL 30, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 39.1%
           315,247  Equity Growth Fund
                    Investor Class                                 $   7,720,399
           233,027  Growth Fund Investor Class                         4,900,558
         1,259,667  Large Company Value Fund
                    Investor Class                                     8,691,702
            61,174  Real Estate Fund Investor Class                    1,720,825
           117,719  Small Company Fund
                    Investor Class                                     1,281,960
           682,885  Value Fund Investor Class                          4,964,574
           243,184  Vista Fund Investor Class(2)                       4,333,539
                                                                 ---------------
                                                                      33,613,557
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.0%
         3,152,254  Diversified Bond Fund
                    Investor Class                                    30,955,134
                                                                 ---------------
MONEY MARKET FUNDS - 10.0%
         8,497,840  Prime Money Market Fund
                    Investor Class                                     8,497,840
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 8.2%
           528,083  International Bond Fund
                    Investor Class                                     7,044,627
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 6.6%
           491,298  International Growth Fund
                    Investor Class                                     5,674,492
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   85,785,650
                                                                 ---------------
(Cost $83,408,769)

OTHER ASSETS AND LIABILITIES - 0.1%                                      108,202
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $  85,893,852
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 83,576,759
                                                                 ===============
Gross tax appreciation of investments                              $  3,407,503
Gross tax depreciation of investments                                (1,198,612)
                                                                 ---------------
Net tax appreciation of investments                                $  2,208,891
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                 APRIL 30, 2006
                          JULY 31, 2005    PURCHASE      SALES     REALIZED    DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND      SHARE BALANCE      COST        COST     GAIN (LOSS)    RECEIVED(1)  BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
CONSERVATIVE

Equity Growth Fund
Investor Class               173,586     $ 3,874,451  $  560,207  $  (4,904)     $   77,347    315,247  $ 7,720,399
Growth Fund
Investor Class                99,540       2,860,652     110,874     (1,082)         12,886    233,027    4,900,558
Large Company Value Fund
Investor Class               723,578       4,420,721     884,433     (7,739)        248,619  1,259,667    8,691,702
Real Estate Fund
Investor Class                34,730         859,284     150,087     (5,088)        151,797     61,174    1,720,825
Small Company Fund
Investor Class                63,454         645,192      76,460     (1,862)         90,520    117,719    1,281,960
Value Fund Investor Class    388,674       2,590,202     491,221    (45,111)        435,420    682,885    4,964,574
Vista Fund
Investor Class(2)            125,808       2,038,140     154,931     (2,192)              -    243,184    4,333,539
Diversified Bond Fund
Investor Class             1,527,420      16,967,399     739,948    (25,818)        712,250  3,152,254   30,955,134
International Growth Fund
Investor Class               283,278       2,684,584     598,627     10,338          71,606    491,298    5,674,492
International Bond Fund
Investor Class               246,436       3,904,574     178,550    (18,321)        149,860    528,083    7,044,627
Prime Money Market Fund
Investor Class             4,247,877       4,445,733     195,770          -         173,803  8,497,840    8,497,840
                           ----------------------------------------------------------------------------------------
                                         $45,290,932  $4,141,108  $(101,779)     $2,124,108             $85,785,650
                           ========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): MODERATE
APRIL 30, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 50.0%
         1,368,062  Equity Growth Fund
                    Investor Class                                  $ 33,503,838
           880,754  Growth Fund Investor Class                        18,522,257
         2,609,409  Large Company Value Fund
                    Investor Class                                    18,004,922
           145,371  Real Estate Fund Investor Class                    4,089,286
           382,028  Small Company Fund
                    Investor Class                                     4,160,285
         1,294,099  Value Fund Investor Class                          9,408,100
           944,978  Vista Fund Investor Class(2)                      16,839,508
                                                                 ---------------
                                                                     104,528,196
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 26.1%
         4,928,828  Diversified Bond Fund
                    Investor Class                                    48,401,091
           973,195  High-Yield Fund Investor Class                     6,208,984
                                                                 ---------------
                                                                      54,610,075
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.8%
           836,283  Emerging Markets Fund
                    Investor Class                                     7,626,901
         2,027,253  International Growth Fund
                    Investor Class                                    23,414,772
                                                                 ---------------
                                                                      31,041,673
                                                                 ---------------
MONEY MARKET FUNDS - 5.9%
        12,417,096  Prime Money Market Fund
                    Investor Class                                    12,417,096
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 3.1%
           478,743  International Bond Fund
                    Investor Class                                     6,386,432
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  208,983,472
                                                                 ---------------
(Cost $197,417,423)

OTHER ASSETS AND LIABILITIES - 0.1%                                      218,252
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $209,201,724
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $197,557,942
                                                                 ===============
Gross tax appreciation of investments                              $ 13,109,410
Gross tax depreciation of investments                                (1,683,880)
                                                                 ---------------
Net tax appreciation of investments                                $ 11,425,530
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                   APRIL 30, 2006
                           JULY 31, 2005    PURCHASE       SALES     REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND       SHARE BALANCE      COST         COST     GAIN (LOSS)    RECEIVED(1)   BALANCE      VALUE
-----------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
MODERATE

Equity Growth Fund
Investor Class                685,502     $ 16,693,109  $  580,436   $   (946)     $  302,547   1,368,062  $ 33,503,838
Growth Fund
Investor Class                381,958       10,457,537     122,811     (1,205)         46,932     880,754    18,522,257
Large Company Value Fund
Investor Class              1,386,210        9,099,071     993,404      3,065         464,754   2,609,409    18,004,922
Real Estate Fund
Investor Class                 77,163        2,084,429     244,055     (3,312)        327,137     145,371     4,089,286
Small Company Fund
Investor Class                187,605        2,085,929      37,709       (987)        260,309     382,028     4,160,285
Value Fund
Investor Class                700,896        4,925,121     695,929    (59,660)        758,431   1,294,099     9,408,100
Vista Fund
Investor Class(2)             474,302        8,116,032     474,039      1,701               -     944,978    16,839,508
Diversified Bond Fund
Investor Class              2,193,900       27,648,915     335,208     (9,450)      1,028,528   4,928,828    48,401,091
High-Yield Fund
Investor Class                433,575        3,487,146      44,015     (1,755)        210,210     973,195     6,208,984
Emerging Markets Fund
Investor Class                567,697        4,074,787   1,953,878    141,142       1,111,220     836,283     7,626,901
International Growth Fund
Investor Class              1,050,840       10,823,629     784,155      9,274         257,879   2,027,253    23,414,772
Prime Money Market Fund
Investor Class              5,669,078        6,832,510      84,492          -         233,921  12,417,096    12,417,096
International Bond Fund
Investor Class                218,795        3,515,904      59,394     (6,744)        133,813     478,743     6,386,432
                            -------------------------------------------------------------------------------------------
                                          $109,844,119  $6,409,525   $ 71,123      $5,135,681              $208,983,472
                            ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): AGGRESSIVE
APRIL 30, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS- 59.8%
           965,704  Equity Growth Fund
                    Investor Class                                  $ 23,650,091
         1,182,051  Growth Fund Investor Class                        24,858,534
         1,793,472  Large Company Value Fund
                    Investor Class                                    12,374,957
           113,348  Real Estate Fund Investor Class                    3,188,479
           334,805  Small Company Fund
                    Investor Class                                     3,646,026
           840,312  Value Fund Investor Class                          6,109,068
         1,334,126  Vista Fund Investor Class(2)                      23,774,125
                                                                 ---------------
                                                                      97,601,280
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 19.9%
         1,114,332  Emerging Markets Fund
                    Investor Class                                    10,162,708
         1,938,024  International Growth Fund
                    Investor Class                                    22,384,177
                                                                 ---------------
                                                                      32,546,885
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 18.2%
         2,206,677  Diversified Bond Fund
                    Investor Class                                    21,669,568
         1,263,995  High-Yield Fund Investor Class                     8,064,288
                                                                 ---------------
                                                                      29,733,856
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
         3,225,421  Prime Money Market Fund
                    Investor Class                                     3,225,421
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  163,107,442
                                                                 ---------------
(Cost $151,158,895)

OTHER ASSETS AND LIABILITIES - 0.1%                                      157,257
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $163,264,699
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $151,227,811
                                                                 ===============
Gross tax appreciation of investments                              $ 12,551,399
Gross tax depreciation of investments                                  (671,768)
                                                                 ---------------
Net tax appreciation of investments                                $ 11,879,631
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                  APRIL 30, 2006
                           JULY 31, 2005    PURCHASE      SALES     REALIZED    DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND       SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
---------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
AGGRESSIVE

Equity Growth Fund
Investor Class                 408,491    $13,254,764  $   51,153   $   (119)    $  191,882     965,704  $ 23,650,091
Growth Fund
Investor Class                 458,526     15,066,201      53,275        (64)        58,643   1,182,051    24,858,534
Large Company Value Fund
Investor Class                 815,588      6,879,302     381,641         50        287,030   1,793,472    12,374,957
Real Estate Fund
Investor Class                  50,678      1,783,491      80,267     (2,113)       224,186     113,348     3,188,479
Small Company Fund
Investor Class                 138,854      2,076,698       8,122       (195)       202,351     334,805     3,646,026
Value Fund
Investor Class                 397,845      3,530,512     366,165    (31,965)       448,320     840,312     6,109,068
Vista Fund
Investor Class(2)              592,325     12,764,404     660,597      8,272              -   1,334,126    23,774,125
Emerging Markets Fund
Investor Class                 606,944      5,705,759   1,645,178     89,076      1,244,814   1,114,332    10,162,708
International Growth Fund
Investor Class                 863,460     11,523,334     375,605      2,916        222,241   1,938,024    22,384,177
Diversified Bond Fund
Investor Class                 847,859     13,602,632      47,308     (1,161)       419,102   2,206,677    21,669,568
High-Yield Fund
Investor Class                 475,460      5,047,191      18,134       (542)       245,606   1,263,995     8,064,288
Prime Money Market Fund
Investor Class               1,242,908      1,989,549       7,036          -         54,900   3,225,421     3,225,421
International Bond Fund
Investor Class                   3,550        266,406     314,636     (8,436)             -           -             -
                             ----------------------------------------------------------------------------------------
                                          $93,490,243  $4,009,117   $ 55,719     $3,599,075              $163,107,442
                             ========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY AGGRESSIVE
APRIL 30, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
DOMESTIC EQUITY FUNDS - 72.5%
           502,942  Equity Growth Fund
                    Investor Class                                  $ 12,317,050
           608,445  Growth Fund Investor Class                        12,795,599
           966,357  Large Company Value Fund
                    Investor Class                                     6,667,863
            48,239  Real Estate Fund Investor Class                    1,356,963
           158,274  Small Company Fund
                    Investor Class                                     1,723,604
           476,649  Value Fund Investor Class                          3,465,238
           685,020  Vista Fund Investor Class(2)                      12,207,056
                                                                 ---------------
                                                                      50,533,373
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 24.0%
           552,784  Emerging Markets Fund
                    Investor Class                                     5,041,390
         1,007,790  International Growth Fund
                    Investor Class                                    11,639,975
                                                                 ---------------
                                                                      16,681,365
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
         1,372,345  Prime Money Market Fund
                    Investor Class                                     1,372,345
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 1.5%
           104,321  Diversified Bond Fund
                    Investor Class                                     1,024,432
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                  69,611,515
                                                                 ---------------
(Cost $63,519,942)

OTHER ASSETS AND LIABILITIES(3)                                           14,772
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 69,626,287
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.
(3) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 63,562,230
                                                                 ===============
Gross tax appreciation of investments                              $  6,096,087
Gross tax depreciation of investments                                   (46,802)
                                                                 ---------------
Net tax appreciation of investments                                $  6,049,285
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2006, follows:

                                                                                                 APRIL 30, 2006
                          JULY 31, 2005    PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND      SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
VERY AGGRESSIVE

Equity Growth Fund
Investor Class               351,315     $ 7,332,722  $   74,790  $   (866)     $    95,012    502,942  $12,317,050
Growth Fund
Investor Class               404,554       8,093,845      78,615    (1,143)          28,733    608,445   12,795,599
Large Company Value Fund
Investor Class               701,609       3,822,139      40,853      (717)         142,463    966,357    6,667,863
Real Estate Fund
Investor Class                35,235         784,344      18,441      (727)          89,194     48,239    1,356,963
Small Company Fund
Investor Class               109,325       1,040,324      10,897      (464)          89,714    158,274    1,723,604
Value Fund
Investor Class               348,685       2,042,943      44,936    (4,876)         227,379    476,649    3,465,238
Vista Fund
Investor Class(2)            503,147       6,805,682     208,125       983                -    685,020   12,207,056
Emerging Markets Fund
Investor Class               470,309       2,907,920     670,899    31,783          572,297    552,784    5,041,390
International Growth Fund
Investor Class               741,060       6,257,759     155,312       621          109,899  1,007,790   11,639,975
Prime Money Market Fund
Investor Class               895,511         889,945       8,324         -           22,398  1,372,345    1,372,345
Diversified Bond Fund
Investor Class                73,421         582,362       5,959      (144)          20,889    104,321    1,024,432
International Bond Fund
Investor Class                     -         109,336     124,541    (2,909)               -          -            -
                             --------------------------------------------------------------------------------------
                                         $40,669,321  $1,441,692  $ 21,541      $ 1,397,978             $69,611,515
                             ======================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  William M. Lyons
         -----------------------------------------
         Name:   William M. Lyons
         Title:  President

Date:    June 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    June 28, 2006

By:      /s/  Maryanne L. Roepke
         ------------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    June 28, 2006